Apr. 29, 2020
ON BlackRock Advantage Large Cap Growth Portfolio

Ohio National Fund, Inc.

Supplement dated January 7, 2021

to the Prospectus dated April 29, 2020

The following supplements and amends the prospectus dated April 29, 2020, as previously amended:

ON BlackRock Advantage Large Cap Growth Portfolio

Effective January 7, 2021, the Portfolio added the S&P 500® Index as a secondary benchmark for the purpose of providing an additional gauge of the performance of the Portfolio against its investing universe.

Under the section entitled “Principal Investment Strategies,” the following language is added as the fourth paragraph:

The Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets. The Portfolio may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The derivatives that the Portfolio intends to use are futures contracts, which may include financial and currency futures, and options on such futures.

Under the section entitled “Principal Risks,” the following risk is added as a principal risk:

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

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Please retain this supplement with your Prospectus for future reference.